Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative financial instruments
27	Derivative financial instruments

	2018 RMB million	2017 RMB million
Asset:
Interest rate swaps (a)	75	46

Liability
Cross currency swaps (b)	44	64

(a)

In 2015, the Group entered into interest rate swaps to mitigate its cash flow interest rate risk. The interest rate swaps allow the Group to pay at fixed rate from 1.64% to 1.72% per annum to receive LIBOR. The notional principal of the outstanding interest rate swap contracts as at December 31, 2018 amounted to USD393 million (December 31, 2017: USD460 million).

(b)

The Group entered into cross currency swaps to mitigate its interest rate risk and currency risk. Under the cross currency swaps, the Group agrees with other third parties to exchange the floating interest and principal payments in USD for fixed interest rate ranging from 3.20% to 3.91% per annum (2017: 3.58% to 4.04% per annum) and principal payments in RMB. At December 31, 2018, the fair value of the cross currency swaps amounted to RMB44 million (December 31, 2017: RMB64 million). The notional principal of the outstanding cross currency swaps as at December 31, 2018 amounted to USD979 million (December 31, 2017: USD920 million).